UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.7%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 1,016,350
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA	498,985
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,500	Total Alabama			1,515,335
	Arizona – 0.6%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	522,565
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 18.4%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	3,816,972
	1997A, 0.000%, 9/01/22 – NPFG Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,504,860
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,459,826
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,398,670
360	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	351,511
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	BBB	222,090
	4.800%, 8/01/37 (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	2,599,525
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25 (Pre-refunded 6/01/14)
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	391,125
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	990,630
	Health System, Series 2005A, 5.000%, 7/01/39
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	780,900
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	507,690
	Series 2003H, 6.375%, 10/01/33
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	253,318
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	364,488
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	262,983
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	435,377
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,126,010
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
19,890	Total California			16,465,975
	Colorado – 8.5%
1,000	Adams State College, Colorado, Institutional Enterprise Revenue Bonds, Series 2012,	5/22 at 100.00	Aa2	1,035,900
	5.000%, 5/15/37
105	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/14 at 100.00	A	102,540
	University of Northern Colorado Lab School, Series 2004, 5.000%, 6/01/33 – SYNCORA GTY Insured
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	997,050
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	972,100
	Society, Series 2005, 5.000%, 6/01/35
175	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA–	153,662
	Obligation Bonds, Series 2013, 4.000%, 12/01/38 – AGM Insured
1,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 4.000%, 11/15/43	11/22 at 100.00	A+	1,468,740
1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding	12/22 at 100.00	AA–	922,450
	Bonds, Series 2012A, 4.000%, 12/01/32 – AGM Insured
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	1,067,650
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	609,279
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	217,295
	2007, 5.250%, 12/01/34 – RAAI Insured
7,800	Total Colorado			7,546,666
	Connecticut – 1.0%
825	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/13 at 100.00	BBB	828,457
95	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	No Opt. Call	BBB	95,095
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
920	Total Connecticut			923,552
	District of Columbia – 0.7%
570	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A,	10/23 at 100.00	A+	585,515
	5.000%, 10/01/30
	Florida – 5.6%
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB–	663,893
	Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
160	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA–	154,491
	Project, Series 2013A, 5.000%, 4/01/38 – AGM Insured (Alternative Minimum Tax)
100	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/13 at 100.00	N/R	97,843
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	544,290
	University, Refunding Series 2011, 6.375%, 4/01/31
885	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	903,098
	5.000%, 10/01/35 – AGM Insured
545	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	552,412
	5.000%, 7/01/42
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	Aa3	1,009,450
	10/01/42 (WI/DD, Settling 8/02/13)
515	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	529,600
	5.375%, 10/01/40
590	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	554,659
	5.400%, 5/01/37
5,045	Total Florida			5,009,736
	Georgia – 1.8%
830	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	A–	742,501
	Testletree Village Apartments, Series 2013A, 4.000%, 11/01/25
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	517,995
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	321,180
1,630	Total Georgia			1,581,676
	Hawaii – 0.3%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	N/R	250,115
	University, Series 2013A, 6.625%, 7/01/33
	Illinois – 11.7%
340	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	No Opt. Call	N/R	340,898
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	12/13 at 100.00	BBB	1,502,625
	Series 1993C-2, 5.950%, 8/15/26
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA–	1,129,280
	Trust 1098, 18.492%, 8/15/15 – AGC Insured (IF) (5)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	255,660
	5.125%, 5/15/35
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	80,390
	5.500%, 7/01/28
450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A	504,257
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	542,215
	2009, 7.000%, 8/15/44
250	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	257,343
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/14 at 100.00	Baa2	1,003,190
	Series 2002, 5.500%, 1/01/22
500	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	A–	501,125
220	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	CCC	94,136
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	1,503,045
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	A	1,386,406
	FGIC Insured
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana	10/22 at 100.00	Baa1	459,765
	College, Series 2012, 5.000%, 10/01/27
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	874,560
	2010, 6.000%, 6/01/28
10,145	Total Illinois			10,434,895
	Indiana – 1.9%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	548,651
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
605	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	545,359
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	567,730
	2011, 8.000%, 9/01/41
1,630	Total Indiana			1,661,740
	Iowa – 0.9%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	845,003
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.5%
480	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	485,822
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 3.0%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	532,945
	Medical Health System, Series 2010A, 6.500%, 3/01/45
310	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	308,989
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	Aaa	1,818,930
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
	(Pre-refunded 2/01/18)
2,310	Total Kentucky			2,660,864
	Louisiana – 1.0%
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	1/19 at 100.00	AA–	521,430
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
50	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	52,588
275	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	289,231
825	Total Louisiana			863,249
	Maryland – 1.4%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,072,460
	Facilities Project, Series 2010A, 5.750%, 6/01/35
210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	212,274
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,210	Total Maryland			1,284,734
	Michigan – 1.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	325,418
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,025	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	1,077,275
	2011-II-A, 5.375%, 10/15/36
1,380	Total Michigan			1,402,693
	Mississippi – 0.5%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/13 at 100.00	BBB	498,010
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 7.4%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	274,948
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,289,311
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	934,830
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	550,520
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	556,640
	Series 2011A, 5.250%, 10/01/20
6,715	Total Missouri			6,606,249
	Montana – 1.3%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	1/14 at 100.00	B+	1,203,132
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 0.5%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	413,244
	Series 2011, 5.050%, 9/01/30
	New Jersey – 0.4%
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	364,935
	Series 2007-1A, 4.750%, 6/01/34
	New York – 3.8%
630	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	695,980
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	425,464
	2011A, 5.750%, 2/15/47
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	293,938
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
1,945	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/14 at 100.00	N/R	2,000,471
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
3,240	Total New York			3,415,853
	North Dakota – 0.4%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	338,802
	6.250%, 11/01/31
	Ohio – 4.1%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	389,163
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	984,840
	Project, Series 2006, 5.250%, 8/15/46
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,753,973
	Project, Refunding Series 2011, 5.250%, 8/01/36
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	519,715
	Refunding & improvement Series 2010, 6.375%, 4/01/30
3,770	Total Ohio			3,647,691
	Oregon – 1.0%
850	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	888,352
	5.000%, 6/15/29
	Pennsylvania – 3.8%
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	978,080
	Center Project, Series 2012A, 5.000%, 11/01/40
1,000	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	No Opt. Call	A–	962,660
	Center Project, Series 2012A, 5.000%, 11/15/47
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	487,172
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	957,900
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41
3,460	Total Pennsylvania			3,385,812
	Puerto Rico – 0.7%
640	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	640,640
	2009A, 6.000%, 8/01/42
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB–	1,000,880
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 0.7%
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	600,728
	1/01/19 – FGIC Insured (ETM)
	Tennessee – 1.1%
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	995,320
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,245
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6)
1,500	Total Tennessee			996,565
	Texas – 8.6%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,318,095
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
105	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	99,728
	5.000%, 1/01/43
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series	10/23 at 100.00	BBB+	326,196
	2013A, 5.125%, 10/01/43 (WI/DD, Settling 8/01/13)
350	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos	5/21 at 100.00	BBB	386,502
	Foundation, Inc., Series 2011A, 6.500%, 5/15/31
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A	1,015,320
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option
	Bond Trust 1015:
850	20.388%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	1,124,057
150	20.496%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	202,232
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	133,168
	0.000%, 9/01/43
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	287,483
	2007, 5.500%, 8/01/27
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	978,100
	2012, 5.000%, 12/15/28
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	876,915
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
405	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	454,957
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	464,980
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	23,370
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
7,480	Total Texas			7,691,103
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	465,713
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.3%
250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	252,735
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
	Washington – 0.6%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	501,570
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 5.0%
1,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A–	1,056,898
	Inc., Series 2013B, 5.000%, 7/01/36
290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	283,408
	Inc., Series 2010B, 5.000%, 4/01/30
755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	757,182
	Series 2011A, 5.250%, 10/15/39
1,385	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette University,	10/22 at 100.00	A2	1,293,243
	Series 2012, 4.000%, 10/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A+	1,048,409
	Series 2011A, 5.500%, 5/01/31
4,480	Total Wisconsin			4,439,140
$ 94,600	Total Investments (cost $87,944,889) – 102.4%			91,391,289
	Floating Rate Obligations – (3.7)%			(3,335,000)
	Other Assets Less Liabilities – 1.3%			1,176,450
	Net Assets – 100%			$ 89,232,739

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$91,391,289	$ —	$91,391,289

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $84,407,793.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 6,190,200
Depreciation	(2,542,021)
Net unrealized appreciation (depreciation) of investments	$ 3,648,179

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013